Annual Total Returns - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - Fidelity Advisor Growth Opportunities Fund - Fidelity Advisor Growth Opportunities Fund - Class A
Jan. 29, 2024
Bar Chart Table:
Annual Return 2014	11.69%
Annual Return 2015	4.83%
Annual Return 2016	(0.06%)
Annual Return 2017	34.68%
Annual Return 2018	14.08%
Annual Return 2019	40.26%
Annual Return 2020	68.60%
Annual Return 2021	11.40%
Annual Return 2022	(38.40%)
Annual Return 2023	45.14%